Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Payable [Member]
Debt instrument interest rate	7.99%	7.99%	7.99%
Debt instrument principal and interest	$ 472	$ 472	$ 472
Notes Payable 1 [Member]
Debt instrument interest rate	8.00%	8.00%	8.00%
Debt instrument maturity date description	The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis	The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis	The notes have a 2-year maturity and are due at various dates between September 19, 2018 – October 19, 2018, and pay interest only on a monthly basis